Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

10. Commitments and Contingencies

Teoxane Agreement

We are parties to the Teoxane Agreement (Note 4), which will be effective for a term of ten years upon product launch and may be extended for a two-year period upon the mutual agreement of the parties. We are required to meet certain minimum purchase obligations during each year of the term. We are also required to meet certain minimum expenditure requirements in connection with commercialization efforts. Either party may terminate the Teoxane Agreement in the event of the insolvency of, or a material breach by, the other party, including certain specified breaches that include the right for Teoxane to terminate the Teoxane Agreement for our failure to meet the minimum purchase requirements or commercialization expenditure during specified periods, or for our breach of the exclusivity obligations under the Teoxane Agreement.

Other Purchase Commitments

We are parties to a Technology Transfer, Validation and Commercial Fill/Finish Services Agreement with Ajinomoto Althea, Inc. dba Ajinomoto Bio-Pharma Services (“Althea”) (the “Althea Services Agreement”), under which Althea provides us a contract development and manufacturing organization, which allows us to have expanded capacity and a second source for drug product manufacturing in order to support a global launch of DaxibotulinumtoxinA for Injection. The initial term of the Althea Services Agreement expires in 2024, unless terminated sooner by either company and we have minimum purchase obligations based on our production forecasts.

Other Contingencies

We are obligated to pay $2.0 million milestone payment to a developer of botulinum toxin, List Biological Laboratories, Inc. (“List Laboratories”), when a certain regulatory milestone is achieved. As of March 31, 2020, the milestone had not been achieved. We are also obligated to pay royalties to List Laboratories on future sales of botulinum toxin products.

We entered into an asset purchase agreement (the “BTRX Purchase Agreement”) with Botulinum Toxin Research Associates, Inc. (“BTRX”), under which we are obligated to pay up to $16.0 million to BTRX upon the satisfaction of milestones relating to our product revenue, intellectual property, and clinical and regulatory events. As of March 31, 2020, a one-time intellectual property development milestone liability of $1.0 million has been recorded in accruals on our condensed consolidated balance sheets.

We entered into an agreement with BioSentinel, Inc. (“BioSentinel”), under which we in-license BioSentinel’s technology and expertise for research, development and manufacturing purposes. We are obligated to pay BioSentinel minimum quarterly use fees and a one-time milestone payment of $0.3 million when regulatory approval is achieved. As of March 31, 2020, the milestone has not been achieved.

Indemnification

We have standard indemnification agreements in the ordinary course of business. Under these indemnification agreements, we indemnify, hold harmless, and agree to reimburse the indemnified parties for losses suffered or incurred by the indemnified party, in connection with any trade secret, copyright, patent or other intellectual property infringement claim by any third party with respect to our technology. The term of these indemnification agreements is generally perpetual after the execution of the agreements. The maximum potential amount of future payments we are obligated to pay under these indemnification agreements is not determinable because it involves claims that may be made against us in the future but have not been made. We have not incurred costs to defend lawsuits or settle claims related to these indemnification agreements.

We have indemnification agreements with our directors and officers that may require us to indemnify them against liabilities that may arise by reason of their status or service as directors or officers, other than liabilities arising from willful misconduct of the individual.

For the three months ended March 31, 2020, no amounts associated with the indemnification agreements have been recorded.

9. Commitments and Contingencies

Purchase Commitments

We are parties to a Technology Transfer, Validation and Commercial Fill/Finish Services Agreement with Ajinomoto Althea, Inc. dba Ajinomoto Bio-Pharma Services (“Althea”) (the “Althea Services Agreement”), under which Althea provides us a contract development and manufacturing organization, which allows us to have expanded capacity and a second source for drug product manufacturing in order to support a global launch of DAXI. Under the Althea Services Agreement, the initial term is to 2024, unless terminated sooner by either company, and we have minimum purchase obligations based on our production forecasts. As of December 31, 2019, non-refundable advanced payments of $1.5 million under the Althea Services Agreement have been recorded in prepaid expense on our consolidated balance sheets. The remaining services can be canceled at any time, with us required to pay costs incurred through the cancellation date.

Contingencies

We are obligated to pay a $2.0 million milestone payment to a developer of botulinum toxin, List Biological Laboratories, Inc. (“List Laboratories”), when a certain regulatory milestone is achieved. As of December 31, 2019, the milestone has not been achieved. We are also obligated to pay royalties to List Laboratories on future sales of botulinum toxin products.

We entered into an asset purchase agreement (the “BTRX Purchase Agreement”) with Botulinum Toxin Research Associates, Inc. (“BTRX”), under which we are obligated to pay up to $16.0 million to BTRX upon the satisfaction of milestones relating to our product revenue, intellectual property, and clinical and regulatory events. As of December 31, 2019, a one-time intellectual property development milestone liability of $1.0 million has been recorded in accruals on our consolidated balance sheets.

We entered into an agreement with BioSentinel, Inc. (“BioSentinel”), under which we in-license BioSentinel’s technology and expertise for research, development and manufacturing purposes. We are obligated to pay BioSentinel minimum quarterly use fees and a one-time milestone payment of $0.3 million when regulatory approval is achieved. As of December 31, 2019, the milestone has not been achieved.

Indemnification

We have standard indemnification agreements in the ordinary course of business. Under these indemnification agreements, we indemnify, hold harmless, and agree to reimburse the indemnified parties for losses suffered or incurred by the indemnified party, in connection with any trade secret, copyright, patent or other intellectual property infringement claim by any third party with respect to our technology. The term of these indemnification agreements is generally perpetual after the execution of the agreements. The maximum potential amount of future payments we are obligated to pay under these indemnification agreements is not determinable because it involves claims that may be made against us in the future, but have not been made. We have not incurred costs to defend lawsuits or settle claims related to these indemnification agreements.

We have indemnification agreements with our directors and officers that may require us to indemnify them against liabilities that may arise by reason of their status or service as directors or officers, other than liabilities arising from willful misconduct of the individual.

For the year ended December 31, 2019, no amounts associated with the indemnification agreements have been recorded.